Equity Incentive Plans (Details) - Schedule of Stock Option Activity - Stock option activity [Member] - $ / shares	6 Months Ended
Mar. 31, 2024
Schedule of Stock Option Activity [Line Items]
Number of Options, Outstanding	5,905,684
Weighted-Average Exercise Price per Share, Outstanding	$ 4.28
Number of Options, Outstanding	4,522,529
Weighted-Average Exercise Price per Share, Outstanding	$ 3.66
Weighted-Average Remaining Contractual Term (years), Outstanding	6 years 3 months 18 days
Number of Options, Exercisable	4,041,704
Weighted-Average Exercise Price per Share, Exercisable	$ 3.29
Weighted-Average Remaining Contractual Term (years), Exercisable	6 years 1 month 6 days
Number of Options, Granted	32,200
Weighted-Average Exercise Price per Share, Granted	$ 6.84
Number of Options, Exercised	(474,313)
Weighted-Average Exercise Price per Share, Exercised	$ 5.91
Number of Options, Forfeited	(941,042)
Weighted-Average Exercise Price per Share, Forfeited	$ 6.53